RECONCILIATIONS OF NET SALES - Schedule of Reconciliation of Net Sales (Details) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Notes to Financial Statements
Gross sales	$ 122,148	$ 1,308,201	$ 1,787,947	$ 2,571,977
Less:
Sales discounts	2,383	24,279	26,826	52,075
Credits	507	3,754	5,449
Returns and allowances		9		379
Trade spending	26,222	526,334	676,943	945,569
Slotting fees		29,000	50,000	152,000
Net sales	$ 93,036	$ 724,825	$ 1,028,729	$ 1,421,954